Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2025 and 31 December 2024, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2025	31-12-2024
Banco Santander (Brazil)	3,061	3,079
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Portugal	1,040	1,040
Santander España	998	998
Santander US Auto	944	1,068
Santander Holding USA (ex. Auto)	765	865
Santander UK	620	641
Banco Santander - Chile	454	482
Grupo Financiero Santander (Mexico)	441	453
Ebury Partners	329	340
Santander Consumer Nordics	211	211
Santander Bank Polska	—	1,178
Other entities	349	335
Total Goodwill	11,960	13,438